Dividends on ordinary shares	6 Months Ended
Jun. 30, 2021
Disclosure of dividends [text block] [Abstract]
Dividends on ordinary shares	Note 17: Dividends on ordinary shares The Bank paid a dividend of £1,000 million on 19 May 2021.